SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Asset Retirement Obligation (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Aggregate carrying amounts of asset retirement obligations
Asset retirement obligation at beginning of year	$ 55,215	$ 53,754	$ 52,585
Liabilities incurred		1,802	1,366
Liabilities settled	(413)	(3,028)	(5,729)
Accretion expense	665	3,324	2,250
Change in cash flow estimate	(854)	(637)	3,282
Asset retirement obligation at end of year	$ 54,613	$ 55,215	$ 53,754